Derivative Instruments	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
10.
Derivative instruments

The Company’s derivative instruments have consisted of interest rate swaps or interest rate cap agreements (collectively “interest rate contracts”). The interest rate swaps mitigate the exposure to the variable-rate debt by effectively converting the floating-rate payments to fixed-rate payments. The interest rate cap agreements cap a portion of the Company’s variable-rate debt if interest rates rise above the strike rate on the contract. The interest rate contracts are measured at fair value using a discounted cash flow methodology and not designated as hedges for accounting purposes; as such, any fair value changes were recorded in “Other income, net” in the Consolidated Statements of Comprehensive Loss.

As of December 31, 2023 and 2022, the Company’s interest rate swap had a notional amount of $305,727 and $367,490, respectively and fair value of $10,427 and $17,321, respectively, which was recorded as a “Derivative financial asset” in the Consolidated Statements of Financial Position. The interest rate swap matures on March 31, 2026. The derivative financial instrument arrangement was entered into to manage its interest rate risk related to its current credit facilities, comprised of its Term Loan Facility and Secured Notes. On July 1, 2023, the reference rate index for the Company’s derivative financial instrument converted from LIBOR to the term SOFR reference rate administered by CME Group Benchmark Administration Limited (“SOFR”).

For the year ended December 31, 2023, 2022, and 2021, the Company recognized a gain / (loss) on derivatives of $3,314, $17,458 and $1,611, respectively, of which ($6,894), $17,321, and $8,585, respectively, is associated with the derivative instrument remeasured to fair value at the end of the reporting period. The fair value remeasurement is netted by $10,208, $137 and ($6,974) of monthly cash receipts / (payments) on the interest rate contracts (See Note 17 and 20).

In connection with the Refinancing on June 28, 2021, the Company's former debt facilities were repaid (see Note 9). As a result, all interest rate swaps and interest rate caps were cancelled as of December 31, 2021, reducing the derivative liability to zero and resulting in market value settlement cash payments of $41,483.